Description of Organization and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Description of Organization and Summary of Significant Accounting Policies
Description of Organization and Summary of Significant Accounting Policies
1.	Description of Organization and Summary of Significant Accounting Policies

Organization

HZO, Inc. (the “Company” or “HZO”) was incorporated on September 25, 2009, as a Delaware corporation. The Company is a liquid protection and nanotechnology company. The Company strives to continually enhance its fully commercialized liquid protection solution and is exploring the capabilities of applying its conformal coating technology to devices and electronics in the technical, industrial, medical, and consumer industries around the world.

Term Sheet for Potential Business Combination

On February 24, 2026, the Company entered into a now binding term sheet to be acquired for a total purchase price of $55,000,000 not to include the value of any equity in the buyer held by the Company at the closing. The acquisition will consist of the buyer acquiring 100% of the Company’s equity, with consideration in common shares subject to certain adjustments related to cash, debt, and working capital. There can be no assurance that such a transaction can be completed.

On March 13, 2026, the Company made a $15,000,000 initial investment in the buyer’s Series D preferred stock financing for which it paid cash of $13,000,000 and entered into a $2,000,000 unsecured term loan facility with the buyer, which is recorded as non-marketable equity securities (see Note 3). The term loan has a maturity date of March 12, 2028 and bears interest at a rate of 6.00% per annum. Upon closing of the aforementioned initial investment, the term sheet for the acquisition became binding.

The Company or its investors have agreed to make a further $5,000,000 follow-up investment in a separate financing by the buyer.

Basis of Presentation

The Company’s unaudited interim condensed consolidated financial statements as of March 31, 2026 and for the three months ended March 31, 2026 and 2025 have been prepared for interim financial reporting. These condensed consolidated financial statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring adjustments and accruals) necessary for a fair statement of the results for the periods presented in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The year-end condensed consolidated balance sheet data was derived from our audited consolidated financial statements but does not include all disclosures including certain notes required by U.S. GAAP on a recurring basis. Operating results for the three months ended March 31, 2026 are not necessarily indicative of the results that may be expected for any other interim period or the fiscal year ending December 31, 2026. These condensed consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared using the accrual basis of accounting.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of HZO, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key management estimates include allowance for credit losses, inventory valuation, useful lives for property and equipment, embedded derivative liability, common stock for stock-based compensation, preferred stock, warrants, tax valuation allowance, and goodwill valuation.

Changes in trade policies and tariffs can impact the Company’s cost projections and market pricing, which are considered in assessing inventory valuations and impairment of assets. The Company will continue to monitor ongoing regulatory developments and adjust future estimates as necessary.

Summary of Significant Accounting Policies

Our significant accounting policies are disclosed in Note 1 Description of Organization and Summary of Significant Accounting Policies of the consolidated financial statements for the years ended December 31, 2025 and 2024.

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts which generally exceed federally insured limits. Cash was $4,614,895 and $4,572,687 at March 31, 2026 and December 31, 2025, respectively. To date, the Company has not experienced a loss or lack of access to its cash and cash equivalents; however, no assurance can be provided that access to the Company’s cash will not be impacted by adverse conditions in the financial markets. In the normal course of business, the Company provides credit terms to its customers and generally requires no collateral. A major customer is considered to be one that comprises more than 10% of the Company’s accounts receivable or sales. For the three months ended March 31, 2026, two customers totaled approximately 89% of accounts receivable and approximately 77% of revenue. For the three months ended March 31, 2025, two customers totaled approximately 85% of accounts receivable of which one customer totaled approximately 70% of revenue.

Major vendors are defined as those vendors receiving payments which exceed 10% of the Company’s total expenditures. There were no vendors receiving payments that exceeded 10% of the Company’s total expenditures for the three months ended March 31, 2026 and 2025.

Accounts Receivable

The Company records its accounts receivable at sales value and establishes specific reserves for those customer accounts identified with collection problems due to insolvency or other credit issues. The amounts of the specific reserves are estimated by management based on various assumptions including the customer’s financial position, age of the customer’s receivables, and changes in payment schedules and historical loss data combined with reasonable and supportable forecasts. Account balances are charged off against the allowance for credit losses when the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received.

Disaggregated Revenue

The following table presents the Company’s revenue by type for the three months ended March 31:

	2026	2025
Coating services, recurring	$1,466,706	$1,065,091
Equipment sales	59,828	4,846
Total Revenue	$1,526,534	$1,069,937

Contract Assets and Liabilities

The following table provides information about receivables and contract liabilities from contracts with customers as of March 31, 2026 and December 31, 2025:

	As of	As of
	March 31,	December 31,
	2026	2025
Receivables, gross	$1,248,171	$808,073
Contract liabilities	$—	$21,728

Receivables are included in accounts receivable, net of allowance for credit losses and contract liabilities are included in deferred revenue on the consolidated balance sheets. The total allowance for credit losses was $3,036 and $5,447 as of March 31, 2026 and December 31, 2025, respectively.

Advertising

Advertising costs are expensed as incurred. Advertising costs for the three months ended March 31, 2026 and 2025 were $30,982 and $56,045, respectively.

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, operating loss carryforwards, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that utilization is not presently more likely than not.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications were made to enhance comparability and consistency with the current year presentation and had no impact on previously reported net loss, comprehensive loss, total assets, total liabilities, stockholders’ equity, or net cash flows for the prior year.

Recently Adopted Accounting Standards

In November 2024, the FASB issued ASU 2024-04, Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”), which provides additional guidance to stakeholders about how to determine whether a settlement of convertible debt (particularly, cash convertible instruments) at terms that differ from the original conversion terms should be accounted for under the induced conversion or extinguishment guidance. The Company adopted ASU 2024-04 effective January 1, 2026 and applied the guidance prospectively. The adoption had no impact on the Company’s financial position or results of operations.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides a practical expedient for the estimation of expected credit losses for current accounts receivable and current contract assets under ASC 606. The practical expedient election assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The Company adopted ASU 2025-05 effective January 1, 2026 and elected the practical expedient. ASU 2025-05 did not have a material impact on the Company’s financial position or results of operations.

Recent Accounting Pronouncements Not Yet Adopted

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which amends certain aspects of the accounting for and disclosure of software costs under ASC 350-40. The guidance removes all references to project stages throughout ASC 350-40 and clarifies the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively, retrospectively, or via a modified prospective transition method. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-06 on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”), which addresses suggestions received from stakeholders on the accounting standards and to make other incremental improvements to GAAP. ASU 2025-12 addresses thirty-three issues on a broad range of topics which are intended to be improvements that are not expected to have a significant effect on current accounting practice or result in significant costs to most entities. ASU 2025-12 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-12 on its consolidated financial statements.

1.	Description of Organization and Summary of Significant Accounting Policies

Organization

HZO, Inc. (the “Company” or “HZO”) was incorporated on September 25, 2009, as a Delaware corporation. The Company is a liquid protection and nanotechnology company. The Company strives to continually enhance its fully commercialized liquid protection solution and is exploring the capabilities of applying its conformal coating technology to devices and electronics in the technical, industrial, medical, and consumer industries around the world.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These consolidated financial statements include the accounts of the Company and its subsidiaries and have been prepared using the accrual basis of accounting.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of HZO, Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key management estimates include allowance for credit losses, inventory valuation, useful lives for property and equipment, embedded derivative liability, common stock for stock-based compensation, preferred stock, warrants, tax valuation allowance, and goodwill valuation.

Changes in trade policies and tariffs can impact the Company’s cost projections and market pricing, which are considered in assessing inventory valuations and impairment of assets. The February 20, 2026 U.S. Supreme Court decision invalidating certain tariffs occurred after year-end and is treated as a non-recognized subsequent event. The Company will continue to monitor ongoing regulatory developments and adjust future estimates as necessary.

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts which generally exceed federally insured limits. Cash was $4,572,687 and $478,626 at December 31, 2025 and 2024, respectively. To date, the Company has not experienced a loss or lack of access to its cash and cash equivalents; however, no assurance can be provided that access to the Company’s cash will not be impacted by adverse conditions in the financial markets. In the normal course of business, the Company provides credit terms to its customers and generally requires no collateral. A major customer is considered to be one that comprises more than 10% of the Company’s accounts receivable or sales. For the year ended December 31, 2025, two customers totaled approximately 82% of accounts receivable and two customers totaled approximately 62% of revenue. For the year ended December 31, 2024, two customers totaled approximately 85% of accounts receivable and four customers totaled approximately 77% of revenue.

Major vendors are defined as those vendors receiving payments which exceed 10% of the Company’s total expenditures. There were no vendors receiving payments that exceeded 10% of the Company’s total expenditures for the years ended December 31, 2025 and 2024.

Leases

The Company determines if an arrangement is a lease at inception. Right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Operating lease expense attributable to lease payments is recognized on a straight-line basis over the lease term and is included in cost of revenue and general and administrative expense on the consolidated statement of operations and comprehensive loss. Finance leases result in the recognition of depreciation expense, which is recognized on a straight-line basis over the expected life of the leased asset, and interest expense, which is recognized following an effective interest rate method. Depreciation expense attributable to finance leases is included in general and administrative expense on the consolidated statements of operations and comprehensive loss. As the Company’s leases do not generally provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any restrictive covenants, variable lease payments or residual value guarantees. All leases with an initial term of 12 months or less are not recorded on the balance sheet and are not material. The Company presents operating leases in long-term assets and current and long-term liabilities in the accompanying consolidated balance sheets. Finance leases are reported in property and equipment, net, accrued expenses and other current liabilities, and other liabilities on the Company’s consolidated balance sheets.

Foreign Operations

Operations outside the United States (“U.S.”) consist of the operations of the Company’s subsidiaries and locations in China, Hungary, Vietnam, and Mexico. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing laws and regulations, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange, among others. The majority of the Company’s total net assets are held by its foreign operations.

Fair Value of Financial Instruments

The Company determines the fair value of an asset or liability based on the assumptions that market participants would use in pricing the asset or liability in an orderly transaction between market participants at the measurement date. The identification of market participant assumptions provides a basis for determining what inputs are to be used for pricing each asset or liability.

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2	Inputs to the valuation methodology include:
• quoted prices for similar assets or liabilities in active markets;
• quoted prices for identical or similar assets or liabilities in inactive markets;
• inputs other than quoted prices that are observable for the asset or liability;
• inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company did not have any Level 1 or Level 2 assets and liabilities as of December 31, 2025 and 2024. The Company’s warrant and derivative liabilities are recorded at fair value using Level 3 inputs (Note 3, Note 9, and Note 15).

Accounts Receivable

The Company records its accounts receivable at sales value and establishes specific reserves for those customer accounts identified with collection problems due to insolvency or other credit issues. The amounts of the specific reserves are estimated by management based on various assumptions including the customer’s financial position, age of the customer’s receivables, and changes in payment schedules and historical loss data combined with reasonable and supportable forecasts. Account balances are charged off against the allowance for credit losses when the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received.

Inventories

Inventories are recorded at the lower of cost or net realizable value, with cost determined by specific identification and the average cost method. Tariffs paid on imported raw materials and finished goods are capitalized as part of inventory cost. The Company periodically reviews inventories for excess supply, obsolescence, and valuation above estimated realizable amounts, and provides a reserve for these items (Note 4). In performing this review management takes into account whether tariff costs can be passed on to customers in pricing. If tariff-related cost increases cannot be recovered through higher selling prices, this may lead to inventory write-downs to net realizable value.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated economic useful lives of the assets or over the related lease terms (if shorter) as follows:

Machinery and equipment	4-7 years
Leasehold improvements	the lesser of 7 years or remaining lease term
Electronic equipment	3-5 years
Furniture	3-7 years

Expenditures that materially increase values or capacities or extend useful lives of property and equipment are capitalized. Routine maintenance, repairs, and renewal costs are expensed as incurred. Upon sale or disposition of depreciable property, the cost and accumulated depreciation and amortization are removed from the related accounts and any gain or loss is reflected currently in operations.

Intangible Assets

Intangible assets with finite lives consist of patents and trademarks acquired through business combinations. Intangible assets acquired through business combinations are recorded at their respective estimated fair values upon acquisition close. The Company determines the estimated useful lives for acquired intangible assets based on the expected future cash flows associated with the respective asset. The Company’s intangible assets with finite lives are amortized using the straight-line method over their estimated useful life of 10 years. Amortization expense is charged to cost of revenue. The Company evaluates the recoverability of intangible assets with finite lives whenever events or circumstances that may warrant revised estimates of useful lives or that indicate the asset may be impaired.

Impairment of Long-Lived Assets

The Company reviews its property and equipment, and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may be impaired. The events and circumstances that are considered include business climate and market conditions, legal factors, operating performance indicators and competition. If it is determined that the estimated undiscounted future cash flows are not sufficient to recover the carrying value of the asset, an impairment loss is recognized in operations. During the years ended December 31, 2025 and 2024, no long-lived assets were impaired and management did not identify any assets as held for sale.

Impairment of Goodwill

Goodwill represents the excess purchase price over the fair value of the net assets acquired in a business combination and is not amortized. Goodwill is tested for impairment annually or more frequently if events or circumstances indicate that the fair value may be below its carrying amount. The events and circumstances that are considered include business climate and market conditions, legal factors, operating performance indicators and competition. In completing our impairment test, we perform either a qualitative or a quantitative analysis on a reporting unit basis. The Company has one reporting unit. In performing qualitative assessments, management evaluates the financial health of the business, including such factors as industry performance, market saturation and opportunity, changes in technology and operating cash flows. Changes in forecasts could cause the book value of reporting units to exceed their fair values. If the results of the qualitative assessment indicate it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company will perform a quantitative analysis. If the quantitative analysis indicates the carrying amount of the goodwill of the reporting unit exceeds the fair value of that goodwill, an impairment loss would be recognized in an amount equal to the excess of carrying value over fair value.

The results of the goodwill impairment test as of December 31, 2024 indicated that the estimated fair value of the reporting unit was below its respective carrying value. Accordingly, the Company recorded a non-cash impairment charge of $10,214,116 to reflect the impairment of goodwill. As a result of this impairment charge, the reporting unit had $8,079,456 of goodwill as of December 31, 2024.

The Company did not identify any impairment of its goodwill during the year ended December 31, 2025.

Warrant Liability

The Company accounts for freestanding warrants for shares that are either puttable or warrants for shares that are redeemable as liabilities on the consolidated balance sheets at fair value. At the end of each reporting period, changes in fair value during the period are recorded as a component of other income or expense.

Derivative Liability

The Company accounts for derivative instruments in accordance with Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging, which establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other financial instruments or contracts and requires recognition of all derivatives on the consolidated balance sheet at fair value. The Company’s derivative financial instrument consists of a variable redemption feature in the Company’s convertible debt. At the end of each reporting period, changes in fair value during the period are recorded as a component of other income or expense.

Revenue Recognition

The Company generates revenue primarily from five major sources: (1) coating services, which is comprised of fees charged to provide coating services; (2) royalties from right to use IP license, which is comprised of fees charged to customers who have been granted the right to use the Company’s functional intellectual property (“IP”) license in order to perform coating services themselves; (3) equipment sales, which is comprised of sales of coating equipment directly to customers; (4) professional services, which is comprised of installation, training and ongoing maintenance and support of equipment, and (5) coating material sales. Revenue is recognized in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services when control of these goods or services is transferred to the Company’s customers. Revenues are recognized net of applicable taxes imposed on the related transaction.

The Company determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Company satisfies a performance obligation.

The following describes the nature of the Company’s primary types of revenue and the revenue recognition policies as they pertain to the types of transactions the Company enters into with its customers. The Company’s contract payment terms are generally 30-60 days.

Coating services

Coating services revenue, which is disaggregated within coating services, is fees from providing coating services to its customers. In some cases, these services are performed in the Company’s own facility and in some cases these services are performed in a dedicated space within the customer’s facility. All coating services revenue is recognized on a per unit basis when the coating of the product is completed and delivered.

Royalties from IP license

Royalties revenue, which is disaggregated within coating services, is derived from customers who have been given the right to use the Company’s functional IP license in order to perform coating services and must pay a per unit royalty for the use of the IP license. Revenue from royalties is treated as a combined performance obligation with equipment sales and installation services. The Company recognizes the usage-based royalties as earned.

Equipment sales

Equipment sales revenue, which is disaggregated within equipment, is derived from sales of equipment to customers. The customers are then able to perform the coating service or, in some cases, to hire the Company to perform the coating service. The equipment is sold on a fixed fee basis. In cases where the customer performs their own coating service, revenue from equipment sales is treated as a combined performance obligation with royalties from right to use IP and installation services. Revenue allocated to equipment sales is recognized over the period in which it takes the Company to deliver and install the equipment, generally two to three months.

Professional services

Professional services revenue, which is disaggregated within coating services, is derived from installation, training and ongoing maintenance and support of equipment. Training services are billed in advance, on a fixed-fee basis, and revenue is recognized after the training is delivered. Professional services other than installation are treated as separate performance obligations and the revenue for these services is recognized over time as the service is provided. Revenue from installation services is treated as a combined performance obligation with equipment sales and royalties for the right to use IP. Revenue allocated to the installation services is recognized over time as the service is provided, generally two to three months.

Coating materials sales

Coating materials sales revenue, which is disaggregated within coating services, is derived from sales of coating materials to customers. The customers are then able to use the coating materials to perform the coating services. The materials are sold on a fixed fee basis. Revenue from coating material sales is recognized when delivered.

Contracts with Multiple Performance Obligations

Some of the Company’s contracts with customers may contain multiple performance obligations. The Company accounts for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price (“SSP”) basis. The Company determines the SSPs based on its overall pricing objectives by reviewing its significant pricing practices, including discounting practices, geographical locations, the size and volume of transactions, the customer type, price lists, pricing strategies, and historical standalone sales. SSP is analyzed on a periodic basis to identify if the Company has experienced significant changes in its selling prices.

Contract origination and fulfillment costs

The Company generally does not incur costs related to the origination and fulfillment of contracts. As such, the Company does not capitalize any such costs.

Deferred Revenue

Deferred revenue consists of billings and payments received in advance of revenue recognition generated by the services described above. Deferred revenue was $21,728 and $128,704 at December 31, 2025 and 2024, respectively, and consists of payments received for equipment sales containing a repurchase option. Revenue is recognized under this agreement over time as the value of the repurchase option decreases.

Disaggregated Revenue

The following table presents the Company’s revenue by type for the years ended December 31:

	2025	2024
Coating services, recurring	$4,787,766	$3,934,930
Equipment sales	54,420	1,407,896
Total Revenue	$4,842,186	$5,342,826

Contract Assets and Liabilities

The following table provides information about receivables and contract liabilities from contracts with customers at December 31:

	2025	2024	2023
Receivables, gross	$808,073	$1,028,215	$2,512,029
Contract liabilities	$21,728	$128,704	$108,058

Receivables are included in accounts receivable, net of allowance for credit losses and contract liabilities are included in deferred revenue on the consolidated balance sheets. The total allowance for credit losses was $5,447, $191,833, and $197,730 for the years ended December 31, 2025, 2024 and 2023, respectively.

Product Warranty

The Company generally offers a one-year limited warranty for product and service performance. To date, the Company has experienced no warranty claims and has not reimbursed any of its customers for any losses related to the limited indemnifications described above. Accordingly, there was no warranty accrual recorded as of December 31, 2025 and 2024.

Shipping and Handling Costs

The Company classifies freight billed to customers as revenue and the related freight costs as cost of revenue.

Cost of Revenue

The primary components of cost of revenue include labor, materials and manufacturing depreciation costs.

Stock-Based Compensation

Stock-based payments made to employees, including grants of employee stock options, are measured using a fair value-based method, net of estimated forfeitures, as of the measurement date (generally the grant date). The related expense is recorded in the consolidated statements of operations and comprehensive loss over the period of service and is recognized using the straight-line method.

Advertising

Advertising costs are expensed as incurred. Advertising costs for the years ended December 31, 2025 and 2024, were $145,490 and $196,398, respectively.

Income Taxes

Income taxes are recorded in accordance with ASC Topic 740, Income Taxes, (“ASC 740”) which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC 740, Accounting for Income Taxes, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not’ that the position taken will be sustained by a taxing authority. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Company’s policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense. As of December 31, 2025 and 2024, the Company had no accrued interest or penalties related to uncertain tax positions.

Foreign Currency Translation

The functional currency for the Company’s foreign subsidiaries is their respective local currency. The translation of foreign currencies into U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. Gains and losses on transactions denominated in foreign currencies other than the local functional currency are recognized in other income (expense) as incurred. Transaction and translation gains and losses arising from intercompany balances are reported as a component of accumulated other comprehensive income (loss) when the underlying transaction stems from a long-term equity investment or from debt designated as not due in the foreseeable future. Otherwise, the Company recognizes transaction gains and losses arising from intercompany transactions as a component of income (loss) in the accompanying consolidated statements of operations and comprehensive loss. Translation gains or losses are reported as accumulated other comprehensive income (loss).

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications were made to enhance comparability and consistency with the current year presentation and had no impact on previously reported net loss, comprehensive loss, total assets, total liabilities, stockholders’ equity, or net cash flows for the prior year.

Recently Adopted Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments in this update require that all business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The amendments also require entities on an annual basis to disclose disaggregated amounts of income taxes paid. The Company adopted ASU 2023-09 effective January 1, 2025, which had no impact on the Company’s financial position or results of operations. See Note 16, “Income Taxes,” to the consolidated financial statements, for the additional applicable disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-04, Debt-Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”), which provides additional guidance to stakeholders about how to determine whether a settlement of convertible debt (particularly, cash convertible instruments) at terms that differ from the original conversion terms should be accounted for under the induced conversion or extinguishment guidance. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Company, which has adopted ASU 2020-06, is currently evaluating the impact of adopting ASU 2024-04 on its financial statements and expects to adopt the guidance upon its effective date.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provides a practical expedient for the estimation of expected credit losses for current accounts receivable and current contract assets under ASC 606. The practical expedient election assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Entities should apply the guidance prospectively and early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-05 on its consolidated financial statements and will adopt the guidance upon its effective date.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which amends certain aspects of the accounting for and disclosure of software costs under ASC 350-40. The guidance removes all references to project stages throughout ASC 350-40 and clarifies the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively, retrospectively, or via a modified prospective transition method. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-06 on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”), which addresses suggestions received from stakeholders on the accounting standards and to make other incremental improvements to GAAP. ASU 2025-12 addresses thirty-three issues on a broad range of topics which are intended to be improvements that are not expected to have a significant effect on current accounting practice or result in significant costs to most entities. ASU 2025-12 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with the option to apply the guidance prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-12 on its consolidated financial statements.